Research and Development	12 Months Ended
Dec. 31, 2024
Research and Development [Abstract]
Research and Development
Note 9 - Research and Development

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
	USD thousands	USD thousands	USD thousands
Consultants and subcontractors	7,994	14,014	13,052
Salaries and related expenses	2,715	3,362	2,867
Lease and maintenance	101	137	245
Share-based compensation	401	407	448
Other expenses	116	461	365
	11,327	18,381	16,977